ADVANCES TO SUPPLIERS, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Advances To Suppliers Net
ADVANCES TO SUPPLIERS, NET

NOTE 6 –ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net, consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Raw materials purchase	3,804,613	6,406,488
Construction of the CIP	6,786,422	6,716,009
Machinery and equipment	4,834,979	1,918,860
Others	10,269	75,834
Less: allowance for doubtful accounts	(21,400)	-
Advances to suppliers, net	15,414,883	15,117,191

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 –ADVANCES TO SUPPLIERS, NET (continued)

For the balance as of Mach 31, 2024, approximately $3.8 million or 100.0% of advances to suppliers for inventory raw materials balances has been realized when the Company received the purchased inventory raw materials from suppliers, and the remaining balance is expected to be realized in June 2024. For the balance as of September 30, 2023, all the advances to suppliers for inventory raw materials balances fully realized by March 2024.

NOTE 6 –ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net, consist of the following:

Schedule of Advances to suppliers:	September 30, 2023	September 30, 2022

Raw materials purchase	$6,406,488	$3,654,520
Construction of the CIP	6,716,009	2,105
Machinery and equipment	1,918,860	-
Others	75,834	435,365
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$15,117,191	$4,091,990

September 30, 2022 advance to supplier balance has been fully realized by March 2023. For the balance as of September 30, 2023, approximately $2.8 million or 18.7% of advances to suppliers for inventory raw materials balances has been realized when the Company received the purchased inventory raw materials from suppliers, and the remaining balance is expected to be realized in March 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS